Deposits and Prepayments - Schedule of Deposits and Prepayments (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deposits and Prepayments [Line Items]
Deposits and prepayments, total	€ 48,769	€ 71,722
Deposits – outside parties [Member]
Schedule of Deposits and Prepayments [Line Items]
Deposits and prepayments, total	24,905	3,813
Prepayments – outside parties [Member]
Schedule of Deposits and Prepayments [Line Items]
Deposits and prepayments, total	€ 23,864	€ 67,909